Net investment expense	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Net investment expense	Net investment expense

Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 12 and Note 14.

	2022	2021	2020
	£m	£m	£m
Net gains/(losses) from financial assets mandatorily at fair value	19	(116)	(39)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income	(68)	248	251
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(66)	22	(128)
Net losses on other investments	(208)	(234)	(205)
Net investment expense	(323)	(80)	(121)